JPMorgan U.S. Value Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS — 99.5%
Aerospace & Defense — 1.3%
General Dynamics Corp.	1,267	222,282
Textron, Inc.	2,326	106,833
United Technologies Corp.	4,354	653,971

		983,086

Automobiles & Parts — 1.7%
BorgWarner, Inc.	3,925	134,588
Ford Motor Co.	34,869	307,544
Gentex Corp.	6,236	185,646
Genuine Parts Co.	1,942	181,713
Goodyear Tire & Rubber Co. (The)	10,406	136,631
Harley-Davidson, Inc.	4,812	160,721
Lear Corp.	1,523	187,603

		1,294,446

Banks — 7.5%
Associated Banc-Corp.	5,398	107,582
Bank of America Corp.	4,596	150,887
Bank OZK	3,506	95,293
BOK Financial Corp.	604	47,656
CIT Group, Inc.	2,074	94,803
Citigroup, Inc.	9,616	715,527
Citizens Financial Group, Inc.	6,625	246,980
Comerica, Inc.	1,922	117,549
Fifth Third Bancorp	8,583	244,186
First Horizon National Corp.	6,581	105,296
FNB Corp.	14,951	174,478
Huntington Bancshares, Inc.	13,423	182,150
KeyCorp	13,761	257,468
New York Community Bancorp, Inc.	15,450	170,877
PacWest Bancorp	5,172	181,279
People’s United Financial, Inc.	9,198	141,833
PNC Financial Services Group, Inc. (The)	3,384	502,693
Popular, Inc. (Puerto Rico)	3,259	182,374
Regions Financial Corp.	15,106	235,200
Truist Financial Corp.	7,062	364,187
Umpqua Holdings Corp.	10,284	173,800
Wells Fargo & Co.	23,034	1,081,216

		5,573,314

Beverages — 0.5%
Keurig Dr Pepper, Inc.	5,421	154,661
Molson Coors Beverage Co., Class B	3,417	189,917

		344,578

Chemicals — 0.9%
Cabot Corp.	1,001	39,890
Chemours Co. (The)	5,446	75,536
DuPont de Nemours, Inc.	1,379	70,577
Eastman Chemical Co.	2,131	151,876
Huntsman Corp.	2,703	55,574
LyondellBasell Industries NV, Class A	2,822	219,721
Olin Corp.	4,630	68,848

		682,022

Construction & Materials — 0.5%
AECOM*	4,166	200,926
Owens Corning	2,723	164,714

		365,640

Electricity — 2.5%
Avangrid, Inc.	2,561	136,399
Consolidated Edison, Inc.	3,012	283,128
Exelon Corp.	7,160	340,745
Hawaiian Electric Industries, Inc.	2,711	132,595
OGE Energy Corp.	2,247	103,025
Pinnacle West Capital Corp.	1,332	130,123
PPL Corp.	7,690	278,301
Public Service Enterprise Group, Inc.	2,781	164,635
Southern Co. (The)	3,886	273,574

		1,842,525

Electronic & Electrical Equipment — 1.4%
Avnet, Inc.	2,165	79,001
Emerson Electric Co.	4,873	349,053
Hubbell, Inc.	1,267	181,473
nVent Electric plc	6,738	167,776
Regal Beloit Corp.	1,985	155,743
WESCO International, Inc.*	2,983	144,407

		1,077,453

Financial Services — 4.2%
Ally Financial, Inc.	5,279	169,086
Bank of New York Mellon Corp. (The)	7,697	344,672
Capital One Financial Corp.	4,112	410,378
Goldman Sachs Group, Inc. (The)	2,384	566,796
Invesco Ltd.	9,510	164,523
Janus Henderson Group plc (United Kingdom)	4,718	119,224
Jefferies Financial Group, Inc.	6,437	139,297
Legg Mason, Inc.	4,535	177,545
Morgan Stanley	9,477	495,268
Navient Corp.	12,290	176,730
Santander Consumer USA Holdings, Inc.	2,302	61,279
State Street Corp.	4,128	312,200

		3,136,998

Fixed Line Telecommunications — 2.0%
AT&T, Inc.	21,724	817,257
CenturyLink, Inc.	6,763	92,383
Verizon Communications, Inc.	9,689	575,914

		1,485,554

Food & Drug Retailers — 1.9%
AmerisourceBergen Corp.	1,495	127,912
CVS Health Corp.	8,034	544,866
Kroger Co. (The)	9,155	245,903
McKesson Corp.	1,400	199,654
Walgreens Boots Alliance, Inc.	6,014	305,812

		1,424,147

Food Producers — 2.0%
Archer-Daniels-Midland Co.	5,548	248,329
Bunge Ltd.	547	28,679
Flowers Foods, Inc.	6,710	144,466
General Mills, Inc.	5,216	272,380
Ingredion, Inc.	2,023	178,024
JM Smucker Co. (The)	1,574	163,082
Kraft Heinz Co. (The)	7,796	227,643
Tyson Foods, Inc., Class A	2,751	227,315

		1,489,918

JPMorgan U.S. Value Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Forestry & Paper — 0.3%
Domtar Corp.	2,990	104,112
International Paper Co.	3,352	136,494

		240,606

Gas, Water & Multiutilities — 0.9%
CenterPoint Energy, Inc.	6,879	182,156
Duke Energy Corp.	4,721	460,911
National Fuel Gas Co.	2,005	86,596

		729,663

General Industrials — 2.3%
Carlisle Cos., Inc.	1,187	185,445
Eaton Corp. plc	3,536	334,046
Graphic Packaging Holding Co.	10,506	164,209
Packaging Corp. of America	1,768	169,286
Parker-Hannifin Corp.	1,346	263,399
Silgan Holdings, Inc.	4,362	134,611
Sonoco Products Co.	2,560	146,278
Westrock Co.	4,881	190,359

		1,587,633

General Retailers — 3.5%
AutoNation, Inc.*	3,169	134,492
Best Buy Co., Inc.	2,900	245,601
Dick’s Sporting Goods, Inc.	3,552	157,105
Foot Locker, Inc.	4,218	160,157
Gap, Inc. (The)	9,985	173,839
H&R Block, Inc.	7,051	163,583
KAR Auction Services, Inc.	7,656	160,929
Kohl’s Corp.	3,910	167,153
L Brands, Inc.	8,850	204,966
Macy’s, Inc.	11,191	178,496
Nordstrom, Inc.	2,869	105,751
Penske Automotive Group, Inc.	3,110	146,077
Target Corp.	3,513	389,030
Urban Outfitters, Inc.*	3,202	81,971
Williams-Sonoma, Inc.	2,409	168,823

		2,637,973

Health Care Equipment & Services — 5.9%
Anthem, Inc.	1,652	438,243
Baxter International, Inc.	1,594	142,216
Becton Dickinson and Co.	1,532	421,576
Cigna Corp.	2,454	472,100
Hill-Rom Holdings, Inc.	1,369	145,785
Humana, Inc.	757	254,534
MEDNAX, Inc.*	2,432	56,106
Medtronic plc	6,945	801,731
Quest Diagnostics, Inc.	1,831	202,637
UnitedHealth Group, Inc.	4,019	1,094,976
Universal Health Services, Inc., Class B	1,294	177,420
Zimmer Biomet Holdings, Inc.	1,522	225,104

		4,432,428

Household Goods & Home Construction — 1.8%
Leggett & Platt, Inc.	2,106	100,225
Lennar Corp., Class A	3,782	250,973
Newell Brands, Inc.	7,994	156,123
PulteGroup, Inc.	4,933	220,258
Stanley Black & Decker, Inc.	1,536	244,731
Toll Brothers, Inc.	4,314	191,369
Whirlpool Corp.	1,206	176,281

		1,339,960

Industrial Engineering — 3.4%
AGCO Corp.	2,127	149,188
Allison Transmission Holdings, Inc.	3,304	146,037
Caterpillar, Inc.	2,826	371,195
Crane Co.	2,028	173,313
Cummins, Inc.	1,512	241,875
Dover Corp.	2,012	229,066
Ingersoll-Rand plc	1,238	164,939
Oshkosh Corp.	1,964	168,982
PACCAR, Inc.	3,412	253,204
Pentair plc	3,968	170,346
Snap-on, Inc.	1,186	189,321
Timken Co. (The)	3,144	165,154
Trinity Industries, Inc.	6,493	132,003

		2,554,623

Industrial Metals & Mining — 0.6%
Nucor Corp.	3,686	175,048
Reliance Steel & Aluminum Co.	1,568	180,007
Steel Dynamics, Inc.	3,881	115,964

		471,019

Industrial Transportation — 1.5%
Macquarie Infrastructure Corp.	3,932	173,441
Norfolk Southern Corp.	1,890	393,517
Ryder System, Inc.	2,453	117,057
Schneider National, Inc., Class B	3,526	78,524
Union Pacific Corp.	2,213	397,057

		1,159,596

Leisure Goods — 0.3%
Thor Industries, Inc.	2,584	208,064

Life Insurance — 1.7%
Lincoln National Corp.	3,464	188,719
MetLife, Inc.	7,307	363,231
Principal Financial Group, Inc.	4,251	225,090
Prudential Financial, Inc.	3,673	334,463
Unum Group	5,155	137,587

		1,249,090

Media — 4.5%
AMC Networks, Inc., Class A*	2,512	91,914
Comcast Corp., Class A	24,382	1,053,059
Discovery, Inc., Class A*	5,252	153,673
DISH Network Corp., Class A*	5,573	204,863
Fox Corp., Class A	5,803	215,175
Fox Corp., Class B	5,021	182,413
Graham Holdings Co., Class B	147	80,736
Interpublic Group of Cos., Inc. (The)	8,450	191,815
John Wiley & Sons, Inc., Class A	2,284	99,628
Liberty Media Corp.-Liberty SiriusXM, Class C*	3,791	185,835
Lions Gate Entertainment Corp., Class A*(a)	8,910	88,476
Nexstar Media Group, Inc., Class A	1,592	192,871
Nielsen Holdings plc	6,931	141,393
Omnicom Group, Inc.	2,847	214,408
Qurate Retail, Inc., Series A*	17,542	149,633
Sinclair Broadcast Group, Inc., Class A	4,199	125,634

		3,371,526

JPMorgan U.S. Value Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Nonlife Insurance — 1.1%
Assured Guaranty Ltd.	3,859	176,897
First American Financial Corp.	3,150	195,237
Mercury General Corp.	1,368	67,155
Old Republic International Corp.	8,211	185,158
Reinsurance Group of America, Inc.	1,301	187,409

		811,856

Oil & Gas Producers — 3.4%
Chevron Corp.	8,638	925,475
ConocoPhillips	1,097	65,195
Exxon Mobil Corp.	14,179	880,799
HollyFrontier Corp.	2,568	115,355
Marathon Petroleum Corp.	5,364	292,338
Valero Energy Corp.	3,223	271,731

		2,550,893

Oil Equipment, Services & Distribution — 0.3%
Helmerich & Payne, Inc.	1,641	66,543
Kinder Morgan, Inc.	5,937	123,905

		190,448

Personal Goods — 1.1%
Capri Holdings Ltd.*	2,322	69,567
Hanesbrands, Inc.	11,517	158,474
Nu Skin Enterprises, Inc., Class A	1,246	40,607
PVH Corp.	1,880	163,880
Ralph Lauren Corp.	1,618	183,643
Tapestry, Inc.	6,831	176,035

		792,206

Pharmaceuticals & Biotechnology — 6.7%
Abbott Laboratories	1,630	142,038
Allergan plc	2,327	434,311
Amgen, Inc.	2,279	492,378
Cardinal Health, Inc.	3,050	156,190
Gilead Sciences, Inc.	6,775	428,180
Johnson & Johnson	8,405	1,251,252
Merck & Co., Inc.	10,840	926,170
Perrigo Co. plc	1,993	113,681
Pfizer, Inc.	28,692	1,068,490

		5,012,690

Real Estate Investment Trusts — 3.9%
AGNC Investment Corp.	11,564	214,975
Annaly Capital Management, Inc.	22,544	220,029
Apple Hospitality REIT, Inc.	5,960	89,519
Brandywine Realty Trust	6,920	108,090
Brixmor Property Group, Inc.	5,784	115,449
Chimera Investment Corp.	8,904	188,765
Colony Capital, Inc.	954	4,455
Columbia Property Trust, Inc.	2,787	58,806
EPR Properties	1,678	119,759
Kimco Realty Corp.	9,854	187,719
Medical Properties Trust, Inc.	10,339	229,009
MFA Financial, Inc.	23,074	179,977
New Residential Investment Corp.	11,717	196,143
Omega Healthcare Investors, Inc.	4,813	201,905
Park Hotels & Resorts, Inc.	6,003	131,706
Retail Properties of America, Inc., Class A	3,800	46,170
Service Properties Trust	5,590	120,632
Starwood Property Trust, Inc.	7,858	201,636
Two Harbors Investment Corp.	12,109	184,783
Weingarten Realty Investors	1,431	41,642

		2,841,169

Software & Computer Services — 8.6%
Akamai Technologies, Inc.*	2,125	198,369
Amdocs Ltd.	2,779	199,949
Arista Networks, Inc.*	635	141,821
CACI International, Inc., Class A*	411	109,918
CDK Global, Inc.	1,554	83,419
CDW Corp.	1,477	192,675
Cerence, Inc.*	1,474	31,470
Cerner Corp.	2,503	179,790
Citrix Systems, Inc.	1,191	144,373
Cognizant Technology Solutions Corp., Class A	4,164	255,586
Covetrus, Inc.*	5,452	67,060
Dell Technologies, Inc., Class C*	968	47,209
DXC Technology Co.	4,976	158,635
F5 Networks, Inc.*	772	94,277
Hewlett Packard Enterprise Co.	15,507	216,013
International Business Machines Corp.	5,245	753,864
Leidos Holdings, Inc.	2,241	225,153
LogMeIn, Inc.	1,965	168,931
Microsoft Corp.	9,810	1,669,956
NortonLifeLock, Inc.	8,684	246,799
Nuance Communications, Inc.*	5,377	101,733
Oracle Corp.	12,233	641,621
Premier, Inc., Class A*	1,967	68,393
SS&C Technologies Holdings, Inc.	2,365	149,019
Twitter, Inc.*	5,659	183,804
VMware, Inc., Class A*	807	119,484

		6,449,321

Support Services — 1.9%
ADT, Inc.(a)	15,339	95,102
Alliance Data Systems Corp.	1,582	162,614
Johnson Controls International plc	6,758	266,603
ManpowerGroup, Inc.	1,882	172,184
MSC Industrial Direct Co., Inc., Class A	2,234	152,068
Republic Services, Inc.	2,476	235,344
Robert Half International, Inc.	1,743	101,390
Xerox Holdings Corp.	4,664	165,899

		1,351,204

Technology Hardware & Equipment — 15.3%
Analog Devices, Inc.	2,746	301,374
Apple, Inc.	5,580	1,727,066
Applied Materials, Inc.	6,874	398,623
Broadcom, Inc.	2,222	678,066
Cisco Systems, Inc.	23,266	1,069,538
Corning, Inc.	7,698	205,460
Cypress Semiconductor Corp.	7,535	175,792
Entegris, Inc.	2,460	127,330
HP, Inc.	13,595	289,845
Intel Corp.	22,872	1,462,207
Juniper Networks, Inc.	7,495	171,935
KLA Corp.	1,633	270,653
L3Harris Technologies, Inc.	1,627	360,104
Lam Research Corp.	1,232	367,395
Maxim Integrated Products, Inc.	3,674	220,881
Microchip Technology, Inc.	1,851	180,435

JPMorgan U.S. Value Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Technology Hardware & Equipment — continued
Micron Technology, Inc.*	7,976	423,446
MKS Instruments, Inc.	1,656	173,582
NCR Corp.*	2,814	94,888
NetApp, Inc.	2,923	156,088
ON Semiconductor Corp.*	5,593	129,478
Qorvo, Inc.*	1,579	167,153
QUALCOMM, Inc.	5,775	492,665
Skyworks Solutions, Inc.	2,309	261,263
SYNNEX Corp.	990	136,382
Teradyne, Inc.	3,161	208,594
Texas Instruments, Inc.	5,325	642,461
Western Digital Corp.	3,682	241,171
Xilinx, Inc.	1,889	159,583

		11,293,458

Tobacco — 0.7%
Altria Group, Inc.	11,537	548,354

Travel & Leisure — 3.4%
Alaska Air Group, Inc.	2,722	175,814
Aramark	4,412	194,746
Carnival Corp.	5,162	224,702
Cinemark Holdings, Inc.	4,899	154,368
Copa Holdings SA, Class A (Panama)	1,582	154,973
Delta Air Lines, Inc.	5,265	293,471
Extended Stay America, Inc.	5,568	71,938
JetBlue Airways Corp.*	8,871	175,912
Las Vegas Sands Corp.	3,931	256,733
Royal Caribbean Cruises Ltd.	1,486	173,981
Sabre Corp.	4,364	94,000
Southwest Airlines Co.	4,790	263,354
United Airlines Holdings, Inc.*	1,282	95,894
Wyndham Destinations, Inc.	3,460	167,914

		2,497,800

TOTAL COMMON STOCKS (Cost $69,754,154)		74,021,261

SHORT-TERM INVESTMENTS — 0.7%
INVESTMENT COMPANIES — 0.5%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 1.46%(b)(c) (Cost $333,582)	333,582	333,582

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.2%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 1.53%(b)(c)(Cost $164,957)	164,957	164,957

TOTAL SHORT-TERM INVESTMENTS (Cost $498,539)		498,539

Total Investments — 100.2% (Cost $70,252,693)		74,519,800
Liabilities in Excess of Other Assets — (0.2%)		(168,041)

Net Assets — 100.0%		74,351,759

Percentages indicated are based on net assets.

Abbreviations

REIT	Real Estate Investment Trust

(a)	The security or a portion of this security is on loan at January 31, 2020. The total value of securities on loan at January 31, 2020 is $156,789.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of January 31, 2020.
*	Non-income producing security.

Futures contracts outstanding as of January 31, 2020:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Micro E-mini S&P 500 Index	21	03/2020	USD	338,363	2,763

Abbreviations

USD	United States Dollar

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

JPMorgan U.S. Value Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities(a)	$74,519,800	$—	$—	$74,519,800

Appreciation in Other Financial Instruments
Futures Contracts(a)	$2,763	$—	$—	$2,763

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI.

There were no transfers into or out of level 3 for the period ended January 31, 2020.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended January 31, 2020
Security Description	Value at October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2020	Shares at January 31, 2020	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 1.53%(a)(b)	$368,753	$2,552,187	$2,755,983	$—	$—	$164,957	164,957	$1,548	$—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 1.46%(a)(b)	154,371	1,061,687	882,476	—	—	333,582	333,582	777	—

Total	$523,124	$3,613,874	$3,638,459	$—	$—	$498,539		$2,325	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2020.